Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,534,157	$ 4,695,151
Fair value	4,872,174	4,991,203
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	123,994	142,923
Gross unrealized gains	17,570	23,774
Gross unrealized losses	0
Fair value	141,564	166,697
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	612,222	624,806
Gross unrealized gains	100,532	102,320
Gross unrealized losses	(611)	(555)
Fair value	712,143	726,571
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,517,638	3,492,973
Gross unrealized gains	223,491	203,606
Gross unrealized losses	(22,906)	(63,123)
Fair value	3,718,223	3,633,456
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	173,343	191,388
Gross unrealized gains	19,511	25,363
Gross unrealized losses	0
Fair value	192,854	216,751
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	33,888	55,036
Gross unrealized gains	1,733	2,688
Gross unrealized losses	(10)	(15)
Fair value	35,611	57,709
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15,988	86,704
Gross unrealized gains	5	967
Gross unrealized losses	(2,197)	(461)
Fair value	13,796	87,210
ABS
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	48,274	92,434
Gross unrealized gains	7	704
Gross unrealized losses	(201)	(518)
Fair value	48,080	92,620
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,810	8,887
Gross unrealized gains	1,093	1,302
Gross unrealized losses	0
Fair value	9,903	10,189
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,534,157	4,695,151
Gross unrealized gains	363,942	360,724
Gross unrealized losses	(25,925)	(64,672)
Fair value	$ 4,872,174	$ 4,991,203